Earnings per share	12 Months Ended
Dec. 31, 2019
12. Earnings per share

Basic and diluted earnings per share are calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

The weighted average ordinary shares outstanding were 236,180,071, 1,000,171,839 and 1,001,046,568 for 2017, 2018 and 2019, respectively.

Prior to December 17, 2014, each American Depository Share (“ADS”) represented the right to receive four (4) ordinary shares, par value $0.00005 per share (the “Shares”), from December 18, 2014, the right to receive sixteen (16) Shares and from December 28, 2017, the right to receive forty-eight (48) Shares.

Computation of basic and diluted earnings per share:

	2017 Restated	2018	2019
	RMB’000	RMB’000	RMB’000
Net profit attributable to the equity holders of the Company – numerator for basic and diluted earnings per share	23,061	6,524	46,893

Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings per share	236,180	1,000,172	1,001,047

Basic and diluted earnings per share	0.10	0.01	0.05